UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
 (Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
 (Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
 (Name and address of agent for service)

1-904-246-3433
Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/16

Date of reporting period:  06/30/16

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2016 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 53.08%
Capital Goods - 7.01%
American Science & Engineering, Inc. (a)	230,625	$8,627,681
Cubic Corp.	157,800	6,337,248
Fenner PLC (b)	2,418,279	5,054,379
Metka SA (b)	424,884	3,361,917
		23,381,225
Commercial & Professional Services - 3.55%
Tetra Tech, Inc.	385,024	11,837,563
Consumer Durables & Apparel - 4.04%
Coach, Inc.	108,000	4,399,920
GUD Holdings Ltd. (b)	618,944	4,205,259
Mattel, Inc.	156,000	4,881,240
		13,486,419
Diversified Financials - 12.84%
Berkshire Hathaway, Inc. - Class B (c)	90,600	13,117,974
Dundee Corp. - Class A (b)(c)	1,141,225	6,739,848
Leucadia National Corp.	534,000	9,254,220
Oaktree Capital Group LLC	201,631	9,025,004
The Bank Of New York Mellon Corp.	120,000	4,662,000
		42,799,046
Energy - 2.12%
Patterson-UTI Energy, Inc.	331,510	7,067,793
Health Care Equipment & Services - 1.77%
Express Scripts Holding Co. (c)	78,000	5,912,400
Insurance - 1.12%
Baldwin & Lyons, Inc. - Class B	150,841	3,719,739
Media - 3.52%
Corus Entertainment, Inc. - Class B (b)	1,138,185	11,734,683
Pharmaceuticals, Biotechnology & Life Sciences - 0.68%
Bio-Rad Laboratories, Inc. - Class A (c)	15,779	2,256,712
Retailing - 1.59%
Hornbach Baumarkt AG (b)	197,158	5,316,768
Software & Services - 6.48%
Amdocs Ltd. (b)	90,600	5,229,432
HNZ Group, Inc. (b)	6,300	63,393
Teradata Corp. (c)	336,930	8,446,835
The Western Union Co.	410,470	7,872,815
		21,612,475
Technology Hardware & Equipment - 1.96%
Cisco Systems, Inc.	117,000	3,356,730
Western Digital Corp.	67,000	3,166,420
		6,523,150
Telecommunication Services - 2.43%
Verizon Communications, Inc.	145,000	8,096,800
Transportation - 3.97%
RM PLC (b)	135,467	210,999
Royal Mail PLC (b)	1,951,332	13,014,595
		13,225,594
TOTAL COMMON STOCKS (Cost $174,674,529)		176,970,367

PREFERRED STOCK - 2.74%
Commercial & Professional Services - 2.74%
Pitney Bowes International Holdings, Inc., 6.125% (d)(e)(Cost: $9,706,125; Original acquisition date: 09/16/2014)	9,000	9,154,688
TOTAL PREFERRED STOCK (Cost $9,706,125)		9,154,688

	Principal
CONVERTIBLE BOND - 4.23%	Amount
Diversified Financials - 4.23%
EZCORP, Inc.
2.125%, 06/15/2019	$17,000,000	14,099,375
TOTAL CONVERTIBLE BOND (Cost $15,092,645)		14,099,375

CORPORATE BONDS - 18.70%
Capital Goods - 0.61%
WESCO Distribution, Inc.
5.375%, 12/15/2021	2,020,000	2,035,150
Commercial & Professional Services - 2.09%
Multi-Color Corp.
6.125%, 12/01/2022 (d)(Cost: $7,013,479; Original acquisition date: 05/27/2015)	6,802,000	6,955,045
Consumer Durables & Apparel - 0.76%
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (d)(e)(Cost: $2,500,000; Original acquisition date: 07/10/2014)	2,500,000	2,531,250
Consumer Services - 2.51%

Regis Corp.
5.500%, 12/02/2019 (d)(e)(Cost: $5,493,864; Original acquisition date: 11/27/2013)	5,612,875	5,640,939
Ruby Tuesday, Inc.
7.625%, 05/15/2020	2,818,000	2,726,415
		8,367,354
Diversified Financials - 2.97%
Cash America International, Inc.
5.750%, 05/15/2018	5,114,000	5,190,710
First Cash Financial Services, Inc.
6.750%, 04/01/2021	4,659,000	4,705,590
		9,896,300
Energy - 1.84%
Era Group, Inc.
7.750%, 12/15/2022	2,951,000	2,500,973
PHI, Inc.
5.250%, 03/15/2019	3,942,000	3,646,350
		6,147,323
Household & Personal Products - 0.78%
Central Garden & Pet Co.
6.125%, 11/15/2023	2,493,000	2,592,720
Materials - 1.89%
Alamos Gold, Inc.
7.750%, 04/01/2020 (b)(d)(Cost: $6,435,952; Original acquisition date: 03/17/2014)	6,471,000	6,309,872
Media - 1.48%
Starz LLC / Starz Finance Corp.
5.000%, 09/15/2019	4,846,000	4,936,863
Retailing - 3.77%
Caleres, Inc.
6.250%, 08/15/2023	3,375,000	3,425,625
Rent-A-Center, Inc.
4.750%, 05/01/2021	6,868,000	5,734,780
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/2022	3,289,000	3,408,226
		12,568,631
TOTAL CORPORATE BONDS (Cost $63,713,367)		62,340,508

Total Investments (Cost $263,186,666) - 78.75%		262,564,938
Other Assets in Excess of Liabilities - 21.25%		70,834,495
TOTAL NET ASSETS - 100.00%		$333,399,433

Percentages are stated as a percent of net assets.

(a)	Affiliated Company. See Footnote 3.
(b)	Foreign Issued Security.
(c)	Non-income producing security.
(d)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2016 was $30,591,794, which represented 9.18% of net assets.

(e)	Security is considered illiquid and may be difficult to sell.

The industry classifications used in this report, use the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Forward Currency Contracts
June 30, 2016 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Morgan Stanley	08/18/2016	U.S. Dollars	2,337,322	Canadian Dollars	3,000,000	$14,918
Morgan Stanley	10/13/2016	U.S. Dollars	11,401,920	British Pound	8,000,000	740,016
Morgan Stanley	10/13/2016	U.S. Dollars	2,467,720	British Pound	1,700,000	202,065
Morgan Stanley	10/13/2016	U.S. Dollars	13,775,760	Euro	12,000,000	405,522
Morgan Stanley	11/04/2016	U.S. Dollars	3,040,600	Australian Dollars	4,000,000	71,089
Wells Fargo	08/18/2016	U.S. Dollars	8,017,493	Canadian Dollars	11,000,000	(497,990)
						$935,620

Schedule of Investments
June 30, 2016 (Unaudited)
Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 19.17%
Capital Goods - 3.08%
American Science & Engineering, Inc. (a)	109,935	$4,112,668
Cubic Corp.	91,188	3,662,110
		7,774,778
Commercial & Professional Services - 2.01%
Tetra Tech, Inc.	164,742	5,064,993
Diversified Financials - 2.08%
Dundee Corp. - Class A (b)(c)	890,495	5,259,087
Insurance - 1.55%
Baldwin & Lyons, Inc. - Class B	158,787	3,915,687
Materials - 3.42%
Sandstorm Gold Ltd. (b)(c)	609,000	2,716,140
Silver Wheaton Corp. (b)	251,170	5,910,030
		8,626,170
Media - 3.72%
Corus Entertainment, Inc. - Class B (b)	890,935	9,185,537
Liberty Braves Group - Class C (c)	14,700	215,502
		9,401,039
Pharmaceuticals, Biotechnology & Life Sciences - 1.36%
Bio-Rad Laboratories, Inc. - Class A (c)	23,953	3,425,758
Software & Services - 1.95%
Amdocs Ltd. (b)	85,120	4,913,126
TOTAL COMMON STOCKS (Cost $39,884,543)		48,380,638

PREFERRED STOCK - 3.73%
Commercial & Professional Services - 3.73%
Pitney Bowes International Holdings, Inc., 6.125% (d)(e) (Cost: $9,978,738; Original acquisition date: 06/24/2014)	9,250	9,408,984
TOTAL PREFERRED STOCK (Cost $9,978,738)		9,408,984

	Principal
CONVERTIBLE BOND - 5.73%	Amount
Diversified Financials - 5.73%
EZCORP, Inc.
2.125%, 06/15/2019	$17,452,000	14,474,253
TOTAL CONVERTIBLE BOND (Cost $15,233,380)		14,474,253

Total Investments (Cost $65,096,661) - 28.63%		72,263,875
Other Assets in Excess of Liabilities - 71.37%		180,185,632
TOTAL NET ASSETS - 100.00%		$252,449,507

Percentages are stated as a percent of net assets.

(a)	Affilliated company. See Footnote 3.
(b)	Foreign Issued Security.
(c)	Non-income producing security.
(d)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2016 was $9,408,984, which represented 3.73% of net assets.

(e)	Security is considered illiquid and may be difficult to sell.

Open Forward Currency Contracts
June 30, 2016 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Depreciation
Morgan Stanley	07/21/2016	U.S. Dollars	14,626,540	Canadian Dollars	21,200,000	$(1,784,199)

Schedule of Investments
June 30, 2016 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCKS - 2.01%
Insurance - 0.51%
Baldwin & Lyons, Inc. - Class B	16,061	$396,064
Media - 1.41%
Corus Entertainment, Inc. - Class B (a)	105,600	1,088,736
Transportation - 0.09%
RM PLC (a)	46,708	72,751
TOTAL COMMON STOCKS (Cost $1,972,460)		1,557,551

PREFERRED STOCK - 4.13%
Commercial & Professional Services - 4.13%
Pitney Bowes International Holdings, Inc., 6.125% (b)(c) (Cost: $3,366,675; Original acquisition date: 05/02/2014)	3,150	3,204,141
TOTAL PREFERRED STOCK (Cost $3,366,675)		3,204,141

	Principal
CONVERTIBLE BOND - 5.20%	Amount
Diversified Financials - 5.20%
EZCORP, Inc.
2.125%, 06/15/2019	$4,865,000	4,034,909
TOTAL CONVERTIBLE BOND (Cost $4,322,626)		4,034,909

CORPORATE BONDS - 63.46%
Capital Goods - 1.64%
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,266,000	1,275,495
Commercial & Professional Services - 4.04%
Multi-Color Corp.
6.125%, 12/01/2022 (b)(Cost: $3,157,894; Original acquisition date: 05/18/2015)	3,064,000	3,132,940
Consumer Durables & Apparel - 1.96%
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (b)(c)(Cost: $1,500,000; Original acquisition date: 07/10/2014)	1,500,000	1,518,750

Consumer Services - 7.23%
Regis Corp.
5.500%, 12/02/2019 (b)(c)(Cost: $3,914,820; Original acquisition date: 11/27/2013)	3,999,625	4,019,623
Ruby Tuesday, Inc.
7.625%, 05/15/2020	1,645,000	1,591,538
		5,611,161
Diversified Financials - 6.87%
Cash America International, Inc.
5.750%, 05/15/2018	2,706,000	2,746,590
First Cash Financial Services, Inc.
6.750%, 04/01/2021	2,553,000	2,578,530
		5,325,120
Energy - 5.67%
Era Group, Inc.
7.750%, 12/15/2022	893,000	756,817
PHI, Inc.
5.250%, 03/15/2019	2,489,000	2,302,325
Unit Corp.
6.625%, 05/15/2021	1,730,000	1,336,425
		4,395,567
Health Care Equipment & Services - 1.44%
Express Scripts Holding Co.
2.650%, 02/15/2017	1,100,000	1,111,694
Household & Personal Products - 1.50%
Central Garden & Pet Co.
6.125%, 11/15/2023	1,119,000	1,163,760
Materials - 5.31%
Alamos Gold, Inc.
7.750%, 04/01/2020 (a)(b)(Cost: $2,912,520; Original acquisition date: 03/17/2014)	2,929,000	2,856,068
Ecolab, Inc.
3.000%, 12/08/2016	1,253,000	1,263,751
		4,119,819
Media - 2.95%
Starz LLC / Starz Finance Corp.
5.000%, 09/15/2019	2,247,000	2,289,131

Pharmaceuticals, Biotechnology & Life Sciences - 2.06%
Mylan, Inc.
1.350%, 11/29/2016	1,601,000	1,599,233
Retailing - 9.43%
Caleres, Inc.
6.250%, 08/15/2023	1,391,000	1,411,865
Dillard’s, Inc.
7.130%, 08/01/2018	100,000	108,500
Dollar General Corp.
4.125%, 07/15/2017	2,000,000	2,056,302
Rent-A-Center, Inc.
6.625%, 11/15/2020	1,000,000	952,500
4.750%, 05/01/2021	1,250,000	1,043,750
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/2022	1,678,000	1,738,827
		7,311,744

Software & Services - 5.14%
eBay, Inc.
1.350%, 07/15/2017	843,000	844,612
The Western Union Co.
5.930%, 10/01/2016	1,235,000	1,247,079
Total System Services, Inc.
2.375%, 06/01/2018	1,877,000	1,891,453
		3,983,144
Technology Hardware & Equipment - 8.22%
FLIR Systems, Inc.
3.750%, 09/01/2016	1,019,000	1,023,570
Jabil Circuit, Inc.
7.750%, 07/15/2016	2,000,000	2,002,000
8.250%, 03/15/2018	500,000	546,250
Tech Data Corp.
3.750%, 09/21/2017	2,735,000	2,802,506
		6,374,326
TOTAL CORPORATE BONDS (Cost $49,857,450)		49,211,884

SHORT-TERM INVESTMENT - 24.62%
Money Market Fund - 24.62%
STIT-Treasury Portfolio - Institutional Class, 0.260% (d)	19,089,702	19,089,702
TOTAL MONEY MARKET FUND (Cost $19,089,702)		19,089,702

Total Investments (Cost $78,608,913) - 99.42%		77,098,187
Other Assets in Excess of Liabilities - 0.58%		449,486
TOTAL NET ASSETS - 100.00%		$77,547,673

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2016 was $14,731,522, which represented 19.00% of net assets.

(c) Security is considered illiquid and may be difficult to sell.
(d) Rate listed is the 7-day effective yield.

Open Forward Currency Contracts
June 30, 2016 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Depreciation
Wells Fargo	08/26/2016	U.S. Dollars	741,781	Canadian Dollars	1,009,000	$(39,328)

Schedule of Investments
June 30, 2016 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 48.38%
Capital Goods - 0.88%
American Science & Engineering, Inc. (a)	11,120	$415,999
Commercial & Professional Services - 1.15%
Tetra Tech, Inc.	17,600	541,112
Consumer Durables & Apparel - 5.40%
Coach, Inc.	30,000	1,222,200
Mattel, Inc.	42,000	1,314,180
		2,536,380
Diversified Financials - 11.79%
Dundee Corp. - Class A (b)(c)	144,730	854,747
Leucadia National Corp.	52,500	909,825
Northern Trust Corp.	20,900	1,384,834
Oaktree Capital Group LLC	33,150	1,483,794
The Bank of New York Mellon Corp.	23,360	907,536
		5,540,736
Energy - 0.50%
Contango Oil & Gas Co. (c)	19,110	233,907
Health Care Equipment & Services - 1.65%
Laboratory Corp. of America Holdings (c)	5,950	775,107
Insurance - 1.15%
Baldwin & Lyons, Inc. - Class B	22,000	542,520
Materials - 5.39%
Alamos Gold, Inc. - Class A (b)	133,121	1,144,843
Silver Wheaton Corp. (b)	59,000	1,388,270
		2,533,113
Media - 4.99%
Corus Entertainment, Inc. - Class B (b)	171,780	1,771,051
Quarto Group, Inc.	188,854	574,479
		2,345,530
Pharmaceuticals, Biotechnology & Life Sciences - 0.54%
Bio-Rad Laboratories, Inc. - Class A (c)	1,768	252,859
Software & Services - 5.28%
Amdocs Ltd. (b)	9,980	576,045
Teradata Corp. (c)	58,800	1,474,116
The Western Union Co.	22,400	429,632
		2,479,793
Technology Hardware & Equipment - 4.60%
Apple, Inc.	6,965	665,854
Western Digital Corp.	31,666	1,496,503
		2,162,357
Telecommunication Services - 5.06%
Telephone & Data Systems, Inc.	27,838	825,675
Verizon Communications, Inc.	27,800	1,552,352
		2,378,027
TOTAL COMMON STOCKS (Cost $19,903,253)		22,737,440

	Principal
CONVERTIBLE BOND - 1.80%	Amount
Diversified Financials - 1.80%
EZCORP, Inc.
2.125%, 06/15/2019	$1,023,000	848,450
TOTAL CONVERTIBLE BOND (Cost $825,072)		848,450

Total Investments (Cost $20,728,325) - 50.18%		23,585,890
Other Assets in Excess of Liabilities - 49.82%		23,415,157
TOTAL NET ASSETS - 100.00%		$47,001,047

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 3.
(b)	Foreign Issued Security.
(c)	Non-income producing security.

Open Futures Contracts
June 30, 2016 (Unaudited)
Description		Number of Contracts Sold	Notional Value in US Dollar	Settlement Month	Unrealized Appreciation
Canadian Dollar Future		32	2,467,840	September 2016	$48,195

Schedule of Investments
June 30, 2016 (Unaudited)
Intrepid International Fund

	Shares	Value
COMMON STOCKS - 78.55%
Australia - 18.41%
Coventry Group Ltd.	476,019	$374,542
Fantastic Holdings Ltd.	49,096	82,386
GUD Holdings Ltd.	66,632	452,714
LifeHealthcare Group Ltd.	220,212	272,629
Pacific Brands Ltd.	368,166	288,582
Programmed Maintenance Services Ltd.	283,918	371,615
Spotless Group Holdings Ltd.	209,000	174,577
		2,017,045
Canada - 13.30%
Corus Entertainment, Inc. - Class B	42,080	433,845
Dundee Corp. - Class A (a)	59,040	348,678
HNZ Group, Inc.	24,860	250,149
Noranda Income Fund	146,500	293,692
Sandstorm Gold Ltd. (a)	29,325	130,789
		1,457,153
France - 8.85%
GEA	4,791	425,347
IPSOS	4,490	127,360
Vetoquinol SA	10,226	416,484
		969,191
Germany - 20.65%
Clere AG	50,532	1,411,206
Hornbach Baumarkt AG	17,224	464,481
KSB AG	1,090	374,986
KSB AG	35	12,235
		2,262,908
Greece - 3.07%
Metka SA	42,560	336,758
Japan - 0.51%
Broadleaf Co Ltd.	6,100	55,527
United Kingdom - 13.76%
Fenner PLC	99,524	208,012
Quarto Group, Inc.	80,550	245,027
RM PLC	146,807	228,662
Royal Mail PLC	60,660	404,578
Stallergenes Greer PLC (a)	17,187	421,521
		1,507,800
TOTAL COMMON STOCKS (Cost $8,867,674)		8,606,382

PREFERRED STOCKS - 4.31%
Canada - 3.38%
Dundee Corp., 4.590%	36,800	370,293
United States - 0.93%
Pitney Bowes International Holdings, Inc., 6.125% (b)(c) (Cost: $106,250; Original acquisition date: 02/20/2015)	100	101,719
TOTAL PREFERRED STOCKS (Cost $406,250)		472,012

	Principal
CONVERTIBLE BOND - 2.76%	Amount
United States - 2.76%
EZCORP, Inc.
2.125%, 06/15/2019	$365,000	302,722
TOTAL CONVERTIBLE BOND (Cost $274,132)		302,722

Total Investments (Cost $9,548,056) - 85.62%		9,381,116
Other Assets in Excess of Liabilities - 14.38%		1,575,740
TOTAL NET ASSETS - 100.00%		$10,956,856

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2016 was $101,719, which represented 0.93% of net assets.

(c) Security is considered illiquid and may be difficult to sell.

Open Futures Contracts
June 30, 2016 (Unaudited)
Description	Number of Contracts Sold	Notional Value in US Dollar	Settlement Month	Unrealized Appreciation (Depreciation)
Australian Dollar Future	25	1,856,000	September 2016	$(3,335)
British Pound Future	9	745,200	September 2016	69,320
Canadian Dollar Future	21	1,619,520	September 2016	31,628
Euro FX Future	26	3,609,938	September 2016	79,117
				$176,730

Schedule of Investments
June 30, 2016 (Unaudited)
Intrepid Select Fund

	Shares	Value
COMMON STOCKS - 80.73%
Capital Goods - 6.47%
American Science & Engineering, Inc. (a)	8,209	$307,099
Cubic Corp.	8,044	323,047
		630,146
Commercial & Professional Services - 5.22%
Tetra Tech, Inc.	16,540	508,522
Consumer Durables & Apparel - 7.66%
Coach, Inc.	8,250	336,105
Mattel, Inc.	13,105	410,055
		746,160
Diversified Financials - 12.49%
Dundee Corp. - Class A (b)(c)	75,780	447,542
Leucadia National Corp.	19,595	339,581
Oaktree Capital Group LLC	9,620	430,591
		1,217,714
Health Care Equipment & Services - 3.70%
Laboratory Corp. of America Holdings (c)	2,766	360,327
Insurance - 4.32%
Baldwin & Lyons, Inc. - Class B	17,085	421,316
Materials - 8.28%
Sandstorm Gold Ltd. (b)(c)	64,870	289,320
Silver Wheaton Corp. (b)	22,020	518,131
		807,451
Media - 8.64%
Corus Entertainment, Inc. - Class B (b)	81,700	842,327
		842,327
Pharmaceuticals, Biotechnology & Life Sciences - 3.25%
Bio-Rad Laboratories, Inc. - Class A (c)	2,215	316,789
Software & Services - 13.08%
Amdocs Ltd. (b)	8,650	499,278
Teradata Corp. (c)	22,315	559,438
The Western Union Co.	11,280	216,350
		1,275,066
Technology Hardware & Equipment - 4.56%
Western Digital Corp.	9,403	444,367
Telecommunication Services - 3.06%
Telephone & Data Systems, Inc.	10,040	297,786
TOTAL COMMON STOCKS (Cost $6,863,015)		7,867,971

	Principal
CONVERTIBLE BOND - 7.57%	Amount
Diversified Financials - 7.57%
EZCORP, Inc.
2.125%, 06/15/2019	$890,000	738,144
TOTAL CONVERTIBLE BOND (Cost $635,089)		738,144

Total Investments (Cost $7,498,104) - 88.30%		8,606,115
Other Assets in Excess of Liabilities - 11.70%		1,140,263
TOTAL NET ASSETS - 100.00%		$9,746,378

Percentages are stated as a percent of net assets.

(a)	Affiliated Company. See Footnote 3.
(b)	Foreign Issued Security.
(c)	Non-income producing security.

Open Forward Currency Contracts
June 30, 2016 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Morgan Stanley	08/02/2016	Canadian Dollars	335,000	U.S Dollars	261,091	$(1,759)
Morgan Stanley	08/02/2016	U.S Dollars	542,699	Canadian Dollars	700,000	813
Morgan Stanley	08/02/2016	U.S Dollars	689,532	Canadian Dollars	965,000	(57,496)
						$(58,442)

1. Summary of Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).  The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest bid quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  When using the latest bid quotation, the security will be classified as Level 2.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Debt securities, such as corporate bonds, convertible bonds, senior loans, preferred securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.  These securities will generally be classified as Level 2 securities.

   Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

   Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.  When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of June 30, 2016, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Common Stocks*	$176,970,367	$-	$-	$176,970,367

Total Preferred Stock*	-	9,154,688	-	9,154,688

Total Corporate Bonds*	-	62,340,508	-	62,340,508

Total Convertible Bond*	-	14,099,375	-	14,099,375

Total Forward Currency Contracts**	-	1,433,610	-	1,433,610

Total Assets	$176,970,367	$87,028,181	$-	$263,998,548

Liabilities
Total Forward Currency Contract**	$-	$(497,990)	$-	$(497,990)
Total Liabilities	$-	$(497,990)	$-	$(497,990)

Intrepid Endurance Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$48,380,638	$-	$-	$48,380,638

Total Preferred Stock*	-	9,408,984	-	9,408,984

Total Convertible Bond*	-	14,474,253	-	14,474,253

Total Assets	$48,380,638	$23,883,237	$-	$72,263,875

Liabilities
Total Forward Currency Contract**	$-	$(1,784,199)	$-	$(1,784,199)
Total Liabilities	$-	$(1,784,199)	$-	$(1,784,199)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$1,557,551	$-	$-	$1,557,551

Total Preferred Stock*	-	3,204,141	-	3,204,141

Total Corporate Bonds*	-	49,211,884	-	49,211,884

Total Convertible Bond*	-	4,034,909	-	4,034,909

Total Money Market Fund*	19,089,702	-	-	19,089,702

Total Assets	$20,647,253	$56,450,934	$-	$77,098,187

Liabilities
Total Forward Currency Contract**	$-	$(39,328)	$-	$(39,328)
Total Liabilities	$-	$(39,328)	$-	$(39,328)

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$22,737,440	$-	$-	$22,737,440

Total Convertible Bond*	-	848,450	-	848,450

Total Futures Contract**	48,195	-	-	48,195

Total Assets	$22,785,635	$848,450	$-	$23,634,085

Intrepid International Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,728,463	$288,582	$-	$2,017,045
Canada	1,457,153	-	-	1,457,153
France	969,191	-	-	969,191
Germany	2,262,908	-	-	2,262,908
Greece	336,758	-	-	336,758
Japan	55,527	-	-	55,527
United Kingdom	1,507,800	-	-	1,507,800
Total Common Stocks	8,317,800	288,582	-	8,606,382

Total Preferred Stocks*	-	472,012	-	472,012

Total Convertible Bond*	-	302,722	-	302,722

Total Futures Contracts**	180,065	-	-	180,065

Total Assets	$8,497,865	$1,063,316	$-	$9,561,181

Liabilities
Total Futures Contract**	$(3,335)	$-	$-	$(3,335)
Total Liabilities	$(3,335)	$-	$-	$(3,335)

Intrepid Select Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$7,867,971	$-	$-	$7,867,971

Total Convertible Bond*	-	738,144	-	738,144

Total Forward Currency Contract**	-	813	-	813

Total Assets	$7,867,971	$738,957	$-	$8,606,928

Liabilities
Total Forward Currency Contracts**	$-	$(59,255)	$-	$(59,255)
Total Liabilities	$-	$(59,255)	$-	$(59,255)

* For further information regarding security characteristics, please see the Schedules of Investments.
**Derivative instruments not reflected in the Schedule of Investments, such as forward currency and futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund	Intrepid Select Fund
Transfer Into Level 1	$-	$-	$-	$-	$12,235	$-
Transfer Out of Level 1	-	-	-	-	(288,582)	-
Net Transfer Out of Level 1	-	-	-	-	(276,347)	-
Transfers Into Level 2	-	-	-	-	288,582	-
Transfers Out of Level 2	-	-	-	-	(12,235)	-
Net Transfers Into Level 2	$-	$-	$-	$-	$276,347	$-

The Funds did not hold any Level 3 securities during the period ended June 30, 2016. The Funds recognize transfers between levels at the end of the reporting period.

Derivative Instruments and Hedging Activities

   The Funds’ adviser may use derivative instruments, such as forward currency and futures contracts, as a means to manage exposure to exchange rate risk.  During the period ended June 30, 2016, the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the

Intrepid Select Fund held derivative instruments.

Forward Currency Contracts
   The Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund and the Intrepid Select Fund used forward currency contracts during the period for the purpose of hedging exposures to non- U.S. dollar denominated assets.  In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance.

The use of these contracts does not create leverage in the Funds.

Values of Forward Currency Contracts as of June 30, 2016

Derivatives not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$1,433,610	Depreciation of forward currency contract	$(497,990)
Total		$1,433,610		$(497,990)
Intrepid Endurance Fund
Forward Currency Contract	Appreciation of forward currency contract	$-	Depreciation of forward currency contract	$(1,784,199)
Total		$-		$(1,784,199)
Intrepid Income Fund
Forward Currency Contract	Appreciation of forward currency contract	$-	Depreciation of forward currency contract	$(39,328)
Total		$-		$(39,328)
Intrepid Select Fund
Forward Currency Contracts	Appreciation of forward currency contract	$813	Depreciation of forward currency contracts	$(59,255)
Total		$813		$(59,255)

The average monthly notional amounts of forward currency contracts during the period ended June 30, 2016 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Select Fund
Forward currency contracts	$-	$-	$123,593	$86,866

Short Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Select Fund
Forward currency contracts	$43,623,456	$15,784,996	$1,045,662	$768,834

Futures

     The Intrepid Disciplined Value Fund and the Intrepid International Fund entered into futures contacts traded on domestic exchanges, including foreign currency futures contracts for the purpose of hedging exposures to non-U.S. dollar denominated assets. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securites. This collateral is required to be adjusted daily to reflect the fair value of the purchase obligation for long futures contracts or the fair value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

    The risks inherent in the use of futures contracts include. 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The use of futures contracts creates leverage in a fund. The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

Values of Futures Contracts as of June 30, 2016

Derivatives not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Disciplined Value Fund
Futures Contract	Appreciation of futures contract	$48,195	Depreciation of futures contract	$-
Total		$48,195		$-
Intrepid International Fund
Futures Contracts	Appreciation of futures contracts	$180,065	Depreciation of futures contract	$(3,335)
Total		$180,065		$(3,335)

The average monthly notional amounts of short positions on futures contracts during the period ended June 30, 2016 were as follows:

Intrepid Disciplined Value Fund	Intrepid International Fund
$ 1,558,880	$ 5,532,993

Derivative Risk

   The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2016 for the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund (collectively the "Funds"), were as follows*:

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund	Intrepid Select Fund
Cost of Investments	$263,186,666	$65,096,661	$78,608,913	$20,728,325	$9,548,056	$7,498,104
Gross unrealized appreciation	$23,472,536	$12,326,112	$466,521	$4,586,033	$813,264	$1,204,098
Gross unrealized depreciation	(24,094,264)	(5,158,898)	(1,977,247)	(1,728,468)	(980,204)	(96,087)
Net unrealized appreciation (depreciation)	$(621,728)	$7,167,214	$(1,510,726)	$2,857,565	$(166,940)	$1,108,011

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

3.	Transactions with Affiliates

   The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 1, 2015 through June 30, 2016.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Capital Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2015	Additions	Reductions	at June 30, 2016	Income	Loss	June 30, 2016	June 30, 2016
American Science & Engineering, Inc.	171,674	64,706	(5,755)	230,625	$284,109	$(56,497)	$8,627,681	$8,803,882
					$284,109	$(56,497)	$8,627,681	$8,803,882

Intrepid Endurance Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2015	Additions	Reductions	at June 30, 2016	Income	Loss	June 30, 2016	June 30, 2016
American Science & Engineering, Inc.	85,363	63,837	(39,265)	109,935	$142,385	$(327,997)	$4,112,668	$3,488,545
					$142,385	$(327,997)	$4,112,668	$3,488,545
Intrepid Disciplined Value Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2015	Additions	Reductions	at June 30, 2016	Income	Gain	June 30, 2016	June 30, 2016
American Science & Engineering, Inc.	11,120	-	-	11,120	$16,680	$-	$415,999	$486,032
					$16,680	$-	$415,999	$486,032

Intrepid Select Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2015	Additions	Reductions	at June 30, 2016	Income	Gain	June 30, 2016	June 30, 2016
American Science & Engineering, Inc.	530	7,679	-	8,209	$6,190	$-	$307,099	$255,392
					$6,190	$-	$307,099	$255,392

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)          /s/ Mark F. Travis
Mark F. Travis, President

Date          8/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark F. Travis
Mark F. Travis, President

Date          8/23/16

By (Signature and Title)*        /s/ Donald C. White
Donald C. White, Treasurer

Date          8/23/16

* Print the name and title of each signing officer under his or her signature.